PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 238,870,565	$ 222,617,164
Less: Accumulated depreciation	(107,510,326)	(88,912,568)
Property, plant and equipment	131,360,239	133,704,596
Construction in process	95,439,441	89,919,590
Property, plant and equipment, net	226,799,680	223,624,186
Depreciation expense	19,487,405	20,014,581	$ 16,382,485
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	63,695,930	62,472,729
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	158,824,781	144,361,757
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,733,578	14,117,389
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,616,276	$ 1,665,289